UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust
              BlackRock New York Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 - 03/31/2008

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock New York                                                     BLACKROCK
Municipal Bond Fund
OF BLACKROCK MULTI-STATE
MUNICIPAL SERIES TRUST

SEMI-ANNUAL REPORT
MARCH 31, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     7
Financial Statements:
  Schedule of Investments ................................................     8
  Statement of Assets and Liabilities ....................................    12
  Statement of Operations ................................................    13
  Statements of Changes in Net Assets ....................................    14
Financial Highlights .....................................................    15
Notes to Financial Statements ............................................    21
Officers and Trustees ....................................................    26
Additional Information ...................................................    27
Mutual Fund Family .......................................................    30


2       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to 2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the "Fed"), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of 2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25%. In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S. stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of March 31, 2008                                                     6-month    12-month
==========================================================================================================
U.S. equities (S&P 500 Index)                                                          -12.46%     - 5.08%
----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                           -14.02      -13.00
----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                      -10.50      - 2.70
----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                    + 5.23      + 7.67
----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         + 0.75      + 1.90
----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)    - 4.01      - 3.47
----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary (Unaudited)

Portfolio Management Commentary

      How did the Fund perform?

o Fund returns for the period lagged the Lehman Brothers Municipal Bond Index and the average return of the Lipper New York Municipal Debt Funds category. While the Lehman Index measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to securities exempt from taxation in New York.

      What factors influenced performance?

o U.S. Treasury yields fell during the period as economic activity slowed and the Federal Reserve Board cut short-term interest rates from 4.75% to 2.25%. Ten-year Treasury note yields declined more than twice as much as 30-year bond yields.

o In the municipal space, bond yields rose (as prices correspondingly fell). Problems within the monoline insurance industry remained unresolved. In addition, rising short-term borrowing costs forced many arbitrage-related investors to liquidate significant amounts of tax-exempt bonds to meet margin calls. These and other factors put pressure on municipal bond prices throughout the six months. On a relative basis, higher-quality issues, prerefunded bonds and natural AAA-rated and AA-rated issues performed far better than lower-rated bonds.

o The Fund's position in lower-quality holdings detracted from performance. These bonds reversed the prior year's outperformance and lagged the overall market as investors pursued a flight to quality across the fixed income universe. The Fund's holdings of insured bonds with lower underlying ratings also underperformed. As the creditworthiness of the bond insurers fell, these holdings traded more according to their underlying ratings and spreads widened accordingly. The Fund's historically high cash reserves at period-end, as well as the underperformance of our derivative positions, put downward pressure on the Fund's distribution rate.

o On the positive side, the Fund's diversified holdings and exposure to bonds that tend to be attractive to the retail investor contributed to performance late in the period amid a shift from an institutionally dominated market to one driven by retail buyers. As institutional investors unwound their leveraged trades, retail buyers were drawn to municipals for their attractive absolute yields and good relative value compared to taxable bonds. This demand helped the Fund's longer-dated and discount-coupon holdings recover from some of their earlier underperformance. The Fund's slightly above-average distribution rate proved advantageous as well.

      Describe recent portfolio activity.

o New issuance was limited during the period due to market illiquidity and severe municipal underperformance.

o We increased the portfolio's liquidity reserves in an effort to capitalize on increased market volatility. We also reduced exposure to the longer end of the yield curve and took advantage of opportunities to move out of some of the lower-rated bond insurers.

      Describe Fund positioning at period-end.

o The Fund ended the period with a neutral duration compared to its Lipper peers and above-average cash reserves.

Portfolio Information

                                                                      Percent of
Distribution by Market Sector                              Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds .....................................................    72%
General Obligation Bonds ................................................    15
Prerefunded Bonds+ ......................................................    13
--------------------------------------------------------------------------------
+     Backed by an escrow fund.

Quality Ratings by                                                    Percent of
S&P/Moody's*                                               Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa .................................................................    38%
AA/Aa ...................................................................    16
A/A .....................................................................    10
BBB/Baa .................................................................    16
BB/Ba ...................................................................     3
B/B .....................................................................     1
CCC/Caa .................................................................     2
Not Rated ...............................................................    14
--------------------------------------------------------------------------------
* Using the higher of Standard & Poor's or Moody's Investors Service ratings.


4       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from March 1998 to March 2008:

                                                                 Lehman Brothers
                             Institutional       Investor A       Municipal Bond
                                  Shares*+         Shares*+              Index++
3/98                               $10,000           $9,575              $10,000
3/99                               $10,528          $10,055              $10,620
3/00                               $10,041           $9,566              $10,611
3/01                               $11,252          $10,693              $11,770
3/02                               $11,646          $11,040              $12,219
3/03                               $12,520          $11,840              $13,427
3/04                               $13,121          $12,376              $14,215
3/05                               $13,569          $12,768              $14,594
3/06                               $14,190          $13,319              $15,149
3/07                               $15,016          $14,059              $15,972
3/08                               $14,822          $13,842              $16,275

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the State of New York, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.

Summary for the Period Ended March 31, 2008

                                                                                    Average Annual Total Returns*
                                                                 -------------------------------------------------------------------
                                                                        1 Year                  5 Years                10 Years
                                                                 -------------------     -------------------     -------------------
                               Standardized        6-Month       w/o sales   w/sales     w/o sales   w/sales     w/o sales   w/sales
                               30-Day Yields    Total Returns     charge     charge       charge     charge       charge     charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ...............      4.37%           -1.27%          -1.29%       --         +3.43%       --         +4.01%       --
Investor A ..................      3.93            -1.39           -1.54     -5.73%        +3.17     +2.28%        +3.75     +3.31%
Investor A1 .................      4.09            -1.32           -1.39     -5.33         +3.35     +2.51         +3.93     +3.51
Investor B ..................      3.88            -1.52           -1.89     -5.65         +2.91     +2.58         +3.49     +3.49
Investor C ..................      3.41            -1.76           -2.36     -3.31         +2.39     +2.39         +2.97     +2.97
Investor C1 .................      3.79            -1.56           -1.87     -2.82         +2.82     +2.82         +3.40     +3.40
Lehman Brothers Municipal
  Bond Index ................        --            +0.75           +1.90        --         +3.92        --         +4.99        --
------------------------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.
      Past performance is not indicative of future results.


       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008     5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

o Investor A1 Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Advisor reimbursed a portion of its fee. Without such reimbursement, the Fund's performance would have been lower.


6       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2007 and held through March 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The tables also provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the tables are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example Including Interest Expense and Fees

                                        Actual                                                  Hypothetical**
                   -----------------------------------------------------      ------------------------------------------------------
                      Beginning         Ending                                   Beginning          Ending
                    Account Value    Account Value      Expenses Paid          Account Value     Account Value      Expenses Paid
                   October 1, 2007   March 31, 2008   During the Period*      October 1, 2007   March 31, 2008    During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional ..       $1,000           $987.30             $4.22                 $1,000           $1,020.75            $4.29
Investor A .....       $1,000           $986.10             $5.46                 $1,000           $1,019.50            $5.55
Investor A1 ....       $1,000           $986.80             $4.72                 $1,000           $1,020.25            $4.80
Investor B .....       $1,000           $984.80             $6.70                 $1,000           $1,018.25            $6.81
Investor C .....       $1,000           $982.40             $9.12                 $1,000           $1,015.80            $9.27
Investor C1 ....       $1,000           $984.40             $7.14                 $1,000           $1,017.80            $7.26
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.85% for Institutional, 1.10% for Investor A, 0.95% for Investor A1, 1.35% for Investor B, 1.84% for Investor C and 1.44% for Investor C1), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

Expense Example Excluding Interest Expense and Fees

                                        Actual                                                   Hypothetical**
                   -----------------------------------------------------      ------------------------------------------------------
                      Beginning         Ending                                   Beginning          Ending
                    Account Value    Account Value      Expenses Paid          Account Value     Account Value      Expenses Paid
                   October 1, 2007   March 31, 2008   During the Period*      October 1, 2007   March 31, 2008    During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional ..       $1,000           $987.30             $3.53                 $1,000           $1,021.45            $3.59
Investor A .....       $1,000           $986.10             $4.82                 $1,000           $1,020.15            $4.90
Investor A1 ....       $1,000           $986.80             $4.07                 $1,000           $1,020.90            $4.14
Investor B .....       $1,000           $984.80             $6.05                 $1,000           $1,018.90            $6.16
Investor C .....       $1,000           $982.40             $8.43                 $1,000           $1,016.50            $8.57
Investor C1 ....       $1,000           $984.40             $6.50                 $1,000           $1,018.45            $6.61
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.71% for Institutional, 0.97% for Investor A, 0.82% for Investor A1, 1.22% for Investor B, 1.70% for Investor C and 1.31% for Investor C1), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.


       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008     7

Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                            Par
Municipal Bonds                                            (000)      Value
===============================================================================
New York -- 84.5%
-------------------------------------------------------------------------------
Albany, New York, IDA, Civic Facility Revenue Refunding
Bonds (Albany College of Pharmacy Project), Series A,
5.625% due 12/01/2034                                     $  700   $    656,845
-------------------------------------------------------------------------------
Chautauqua, New York, Tobacco Asset Securitization
Corporation, Revenue Bonds, 6.75% due 7/01/2040            1,000      1,030,360
-------------------------------------------------------------------------------
Dutchess County, New York, IDA, Civic Facility Revenue
Bonds (Saint Francis Hospital), Series B, 7.25%
due 3/01/2019                                              1,035      1,080,405
-------------------------------------------------------------------------------
Dutchess County, New York, IDA, Civic Facility Revenue
Refunding Bonds (Bard College), Series A-2, 4.50%
due 8/01/2036                                              1,000        884,610
-------------------------------------------------------------------------------
Erie County, New York, IDA, Life Care Community
Revenue Bonds (Episcopal Church Home), Series A:
    5.875% due 2/01/2018                                   1,500      1,467,585
    6% due 2/01/2028                                       3,000      2,805,330
-------------------------------------------------------------------------------
Erie County, New York, Tobacco Asset Securitization
Corporation, Asset-Backed Revenue Bonds, Class A,
6.25% due 7/15/2010 (a)                                    4,000      4,363,560
-------------------------------------------------------------------------------
Genesee County, New York, IDA, Civic Facility Revenue
Refunding Bonds (United Memorial Medical
Center Project):
    5% due 12/01/2027                                        500        423,255
    5% due 12/01/2032 (b)                                  1,080        873,094
-------------------------------------------------------------------------------
Hempstead Town, New York, IDA, Civic Facility Revenue
Bonds (Adelphi University Civic Facility):
    5.50% due 6/01/2032                                    2,500      2,528,500
    5.75% due 6/01/2022                                    1,700      1,771,281
-------------------------------------------------------------------------------
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Series A, 4.50% due 2/15/2047 (c)             255        229,339
-------------------------------------------------------------------------------
Madison County, New York, IDA, Civic Facility Revenue
Bonds, Series A:
    (Colgate University Project), 5% due 7/01/2039 (c)       550        546,084
    (Commons II LLC -- Student Housing), 5%
    due 6/01/2033 (d)                                        400        391,008
-------------------------------------------------------------------------------
Metropolitan Transportation Authority, New York,
Commuter Facilities Revenue Refunding Bonds,
Series B, 5.125% due 7/01/2024 (e)(f)                         45         45,746
-------------------------------------------------------------------------------
Metropolitan Transportation Authority, New York,
Dedicated Tax Fund Revenue Bonds, VRDN,
Series D-2, 4.50% due 11/01/2034 (e)(g)                    2,100      2,100,000
-------------------------------------------------------------------------------
Metropolitan Transportation Authority, New York,
Revenue Bonds, Series A, 4.50% due 11/15/2038              3,000      2,696,760
-------------------------------------------------------------------------------
Metropolitan Transportation Authority, New York,
Revenue Refunding Bonds, RIB, Series 724X, 9.08%
due 11/15/2032 (g)(h)                                      2,100      2,334,066
-------------------------------------------------------------------------------
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series A, 4.75%
due 11/15/2037 (i)                                         2,000      1,847,620
-------------------------------------------------------------------------------
Monroe County, New York, IDA, Revenue Bonds:
    (Southview Towers Project), AMT, 6.25%
    due 2/01/2031 (j)                                      1,000      1,027,330
    Student Housing (Collegiate), Series A, 5.375%
    due 4/01/2029                                            445        401,248
-------------------------------------------------------------------------------
Nassau County, New York, IDA, Civic Facility Revenue
Refunding Bonds (Special Needs Facilities Pooled
Program), Series F-1, 4.90% due 7/01/2021 (k)                525        466,069
-------------------------------------------------------------------------------
Nassau County, New York, Tobacco Settlement
Corporation, Senior Asset-Backed Revenue Refunding
Bonds, Series A-3, 5% due 6/01/2035                        2,000      1,779,840
-------------------------------------------------------------------------------
New York City, New York, City Housing Development
Corporation, M/F Housing Revenue Bonds, AMT:
    Series A, 5.50% due 11/01/2034                         2,500      2,428,500
    Series C, 5.05% due 11/01/2036                         1,220      1,146,300
-------------------------------------------------------------------------------
New York City, New York, City Housing Development
Corporation, Presidential Revenue Bonds (The Animal
Medical Center), Series A, 5.50% due 12/01/2033            2,485      2,501,923
-------------------------------------------------------------------------------
New York City, New York, City IDA, Civic Facility
Revenue Bonds:
    (A Very Special Place Inc. Project), Series A,
    6.125% due 1/01/2013                                     430        423,103
    (A Very Special Place Inc. Project), Series A,
    7% due 1/01/2033                                       1,600      1,631,376
    (PSCH Inc. Project), 6.375% due 7/01/2033              6,000      5,976,840
    Series C, 6.80% due 6/01/2028                          2,500      2,596,575
    (Special Needs Facility Pooled Program),
    Series A-1, 6.50% due 7/01/2017                        1,000        984,220
    (Special Needs Facility Pooled Program),
    Series C-1, 6.50% due 7/01/2017                        2,540      2,515,387
-------------------------------------------------------------------------------
New York City, New York, City IDA, Civic Facility
Revenue Refunding Bonds (Special Needs
Facilities Pooled Program) (k):
    Series A-1, 4.38% due 7/01/2020                        1,780      1,500,504
    Series A-1, 4.50% due 7/01/2030                          210        155,768
    Series C-1, 4.90% due 7/01/2021                          885        785,659
    Series C-1, 5.10% due 7/01/2031                          525        437,425
-------------------------------------------------------------------------------
New York City, New York, City IDA, PILOT Revenue Bonds:
    (Queens Baseball Stadium Project), 5%
    due 1/01/2036 (e)                                      2,500      2,455,625
    (Queens Baseball Stadium Project), 5%
    due 1/01/2039 (e)                                      1,250      1,224,900
    (Queens Baseball Stadium Project), 5%
    due 1/01/2046 (e)                                      3,150      3,051,090
    (Yankee Stadium Project), 5% due 3/01/2036 (c)           500        494,045
    (Yankee Stadium Project), 5% due 3/01/2046 (i)           650        619,158

Portfolio Abbreviations

To simplify the listings of BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list on the right.

AMT     Alternative Minimum Tax (subject to)
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
PILOT   Payment in Lieu of Taxes
RIB     Residual Interest Bonds
VRDN    Variable Rate Demand Notes

See Notes to Financial Statements.


8       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

                                                            Par
Municipal Bonds                                            (000)      Value
===============================================================================
New York (continued)
-------------------------------------------------------------------------------
New York City, New York, City IDA, Special Facility
Revenue Bonds, AMT:
    (1990 American Airlines Inc. Project), 5.40%
    due 7/01/2020                                         $3,500   $  2,639,630
    (British Airways Plc Project), 5.25%
    due 12/01/2032                                         1,000        766,970
    (Continental Airlines Inc. Project), 7.25%
    due 11/01/2008                                           165        164,827
    (Continental Airlines Inc. Project), 8%
    due 11/01/2012                                         1,250      1,267,963
    (Continental Airlines Inc. Project), 8.375%
    due 11/01/2016                                           250        256,678
    (Continental Airlines Inc. Project), 7.75%
    due 8/01/2031                                          2,000      2,056,900
-------------------------------------------------------------------------------
New York City, New York, City IDA, Special Facility
Revenue Refunding Bonds (Terminal One Group
Association Project), AMT, 5.50% due 1/01/2024             2,500      2,513,850
-------------------------------------------------------------------------------
New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds,
Series A, 4.25% due 6/15/2033                              5,000      4,410,850
-------------------------------------------------------------------------------
New York City, New York, City Transitional
Finance Authority:
    Building Aid Revenue Bonds, Series S-2, 4.50%
    due 1/15/2031 (i)                                      1,250      1,154,288
    Future Tax-Secured Revenue Bonds, Series B,
    5.50% due 2/01/2017                                      170        182,714
-------------------------------------------------------------------------------
New York City, New York, GO:
    Series D1, 5.125% due 12/01/2023                       2,425      2,494,670
    Series J, 5% due 5/15/2023                             2,000      2,026,180
-------------------------------------------------------------------------------
New York City, New York, GO, Refunding, Series D,
5.125% due 8/01/2018 (h)                                   1,965      2,037,587
-------------------------------------------------------------------------------
New York City, New York, IDA, Civic Facility Revenue
Bonds (Lycee Francais de New York Project),
Series A (k):
    5.50% due 6/01/2015                                      250        254,295
    5.38% due 6/01/2023                                      300        284,907
-------------------------------------------------------------------------------
New York City, New York, IDA, Civic Facility Revenue
Refunding Bonds (Polytechnic University), 5.25%
due 11/01/2037 (k)                                         1,040        856,055
-------------------------------------------------------------------------------
New York Convention Center Development Corporation,
New York, Revenue Bonds (Hotel Unit Fee Secured) (e):
    5% due 11/15/2035                                      4,950      4,898,520
    5% due 11/15/2044                                      1,340      1,312,584
-------------------------------------------------------------------------------
New York Counties Tobacco Trust I, Tobacco
Pass-Thru Bonds, Series B:
    6.50% due 6/01/2010 (a)                                1,550      1,700,815
    6.625% due 6/01/2010 (a)                               1,010      1,110,929
    6.625% due 6/01/2042                                     490        502,769
    6.50% due 6/01/2035                                      750        767,955
-------------------------------------------------------------------------------
New York Liberty Development Corporation Revenue
Bonds (National Sports Museum Project), Series A,
6.125% due 2/15/2019                                       1,000        957,860
-------------------------------------------------------------------------------
New York State Dormitory Authority Non-State
Supported Debt, Revenue Refunding Bonds:
    (Mount Sinai-NYU Medical Center Health System),
    Series A, 6.625% due 7/01/2010 (a)                     3,200      3,520,128
    (Mount Sinai-NYU Medical Center Health System),
    Series A, 6.625% due 7/01/2018                         1,650      1,720,636
    (New York University Hospital Center), Series A,
    5% due 7/01/2016                                       1,130      1,119,378
-------------------------------------------------------------------------------
New York State Dormitory Authority Revenue Bonds:
    (New York University), Series 1, 5.50%
    due 7/01/2022 (e)                                      1,000      1,081,250
    Non-State Supported Debt Revenue Bonds (New
York University Hospitals Center), Series B, 5.625%
    due 7/01/2037                                            530        493,547
    (Rochester University), Series A, 5.125%
    due 7/01/2014 (a)                                      1,500      1,667,715
    (Rochester University), Series A, 5.25%
    due 7/01/2023                                            250        258,585
    (Rochester University), Series A, 5.25%
    due 7/01/2024                                            200        205,992
    (School Districts Financing Program), Series E,
    5.75% due 10/01/2030 (c)                               1,180      1,219,365
    (Willow Towers Inc. Project), 5.40%
    due 2/01/2034 (m)                                      2,500      2,542,125
-------------------------------------------------------------------------------
New York State Dormitory Authority, Nursing Home
Revenue Refunding Bonds (Menorah Campus Inc.),
6.10% due 2/01/2037 (l)                                    1,000      1,012,020
-------------------------------------------------------------------------------
New York State Dormitory Authority, Revenue
Refunding Bonds (Upstate Community Colleges),
Series B, 5.25% due 7/01/2021                              1,565      1,636,458
-------------------------------------------------------------------------------
New York State Energy Research and Development
Authority, PCR, Refunding (Central Hudson Gas and
Electric), Series A, 5.45% due 8/01/2027 (e)               2,000      2,020,860
-------------------------------------------------------------------------------
New York State Environmental Facilities Corporation,
Special Obligation Revenue Refunding Bonds
(Riverbank State Park), 6.25% due 4/01/2012 (e)            3,000      3,221,430
-------------------------------------------------------------------------------
New York State, GO, Series A, 4.125%
due 3/01/2037 (i)                                          1,110        931,323
-------------------------------------------------------------------------------
New York State, HFA, M/F Housing Revenue Bonds,
AMT, Series A:
    (Division Street), 5.10% due 2/15/2038 (j)               875        802,357
    (Kensico Terrace Apartments), 4.90%
    due 2/15/2038 (j)                                        645        565,484
    (Watergate II), 4.75% due 2/15/2034                      580        508,005
-------------------------------------------------------------------------------
New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, AMT, Series 143, 4.90%
due 10/01/2037                                             1,900      1,679,220
-------------------------------------------------------------------------------
New York State Mortgage Agency, Homeowner Mortgage
Revenue Refunding Bonds, AMT, Series 133, 4.95%
due 10/01/2021                                             1,000        981,480
-------------------------------------------------------------------------------
New York State Mortgage Agency Revenue Bonds, AMT,
Series 101, 5.40% due 4/01/2032                            2,675      2,580,920
-------------------------------------------------------------------------------
New York State Municipal Bond Bank Agency, Special
School Purpose Revenue Bonds, Series C, 5.25%
due 12/01/2022                                             1,000      1,026,290
-------------------------------------------------------------------------------
New York State Thruway Authority, Highway and Bridge
Trust Fund, Revenue Refunding Bonds, Series C, 5%
due 4/01/2020 (e)                                          2,190      2,245,692

See Notes to Financial Statements.


       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008     9

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

                                                            Par
Municipal Bonds                                            (000)      Value
===============================================================================
New York (continued)
-------------------------------------------------------------------------------
New York State Urban Development Corporation,
Revenue Refunding Bonds:
    (Clarkson Center Advance Materials), 5.50%
    due 1/01/2020                                         $1,685   $  1,868,817
    (University Facility Grants), 5.50% due 1/01/2019      3,500      3,887,520
-------------------------------------------------------------------------------
Niagara County, New York, IDA, Solid Waste Disposal
Revenue Refunding Bonds, AMT, Series A, 5.45%
due 11/15/2026                                             3,975      3,925,312
-------------------------------------------------------------------------------
Niagara County, New York, Tobacco Asset Securitization
Corporation, Asset-Backed Revenue Bonds, 6.25%
due 5/15/2040                                              1,000      1,013,740
-------------------------------------------------------------------------------
North Country, New York, Development Authority, Solid
Waste Management System, Revenue Refunding Bonds,
6% due 5/15/2015 (h)                                       1,000      1,106,920
-------------------------------------------------------------------------------
Onondaga County, New York, IDA, Revenue Bonds
(Air Cargo), AMT:
    6.125% due 1/01/2032                                   3,960      3,853,357
    7.25% due 1/01/2032                                    1,365      1,386,895
-------------------------------------------------------------------------------
Orange County, New York, IDA, Civic Facility Revenue
Bonds (Special Needs Facilities Pooled Program),
Series G-1, 4.90% due 7/01/2021 (k)                          845        750,149
-------------------------------------------------------------------------------
Port Authority of New York and New Jersey,
Consolidated Revenue Refunding Bonds, 132nd
Series, 5% due 9/01/2025                                   1,000      1,017,940
-------------------------------------------------------------------------------
Port Authority of New York and New Jersey, Special
Obligation Revenue Bonds (Special Project --
JFK International Air Terminal), AMT, Series 6 (c):
    6.25% due 12/01/2010                                   5,250      5,596,710
    6.25% due 12/01/2011                                   2,555      2,765,302
    6.25% due 12/01/2013                                   1,575      1,744,155
    6.25% due 12/01/2014                                   2,620      2,917,239
-------------------------------------------------------------------------------
Rochester, New York, Housing Authority, Mortgage
Revenue Bonds (Andrews Terrace Apartments Project),
AMT, 4.70% due 12/20/2038 (m)                                500        424,655
-------------------------------------------------------------------------------
Sachem Central School District (Holbrook), New York,
GO, Series B, 5% due 10/15/2013 (a)(c)                     2,300      2,537,314
-------------------------------------------------------------------------------
Schenectady, New York, IDA, Civic Facility Revenue
Refunding Bonds (Union College Project), 5%
due 7/01/2031                                              3,250      3,251,917
-------------------------------------------------------------------------------
Suffolk County, New York, IDA, Civic Facility
Revenue Bonds:
    (Huntington Hospital Project), Series B, 5.875%
    due 11/01/2032                                         2,000      2,007,040
    (Special Needs Facilities Pooled Program),
    Series D-1, 4.90% due 7/01/2021 (k)                      330        292,957
    (Special Needs Facilities Pooled Program),
    Series D-1, 6.50% due 7/01/2017                          135        133,188
-------------------------------------------------------------------------------
Suffolk County, New York, IDA, IDR (Keyspan-
Port Jefferson), AMT, 5.25% due 6/01/2027                  1,360      1,286,954
-------------------------------------------------------------------------------
Suffolk County, New York, IDA, IDR, Refunding
(Nissequogue Cogeneration Partners Facility),
AMT, 5.50% due 1/01/2023                                   5,000      4,405,100
-------------------------------------------------------------------------------
Suffolk County, New York, IDA, Solid Waste Disposal
Facility, Revenue Refunding Bonds (Ogden Martin
System Huntington Project), AMT, 6.25%
due 10/01/2012 (e)                                         7,155      7,855,260
-------------------------------------------------------------------------------
Sullivan County, New York, IDA, Civic Facility Revenue
Bonds (Special Needs Facilities Pooled Program),
Series H-1, 4.90% due 7/01/2021 (l)                          330        292,958
-------------------------------------------------------------------------------
Tobacco Settlement Financing Corporation of New York
Revenue Bonds:
    Series A-1, 5.25% due 6/01/2020 (e)                    1,455      1,495,260
    Series C-1, 5.50% due 6/01/2022                        1,100      1,135,299
-------------------------------------------------------------------------------
Tompkins County, New York, IDA, Care Community
Revenue Refunding Bonds (Kendal at Ithaca), Series A-2:
    5.75% due 7/01/2018                                      900        901,872
    6% due 7/01/2024                                       1,000      1,001,730
-------------------------------------------------------------------------------
Triborough Bridge and Tunnel Authority, New York,
Revenue Refunding Bonds:
    5.25% due 11/15/2023 (c)                               3,900      4,013,178
    Series B, 5% due 11/15/2027                            2,000      2,017,940
    Series B, 5.125% due 11/15/2029                        1,000      1,004,630
-------------------------------------------------------------------------------
Troy, New York, City School District, GO, Refunding (h):
    5.75% due 7/15/2017                                      765        820,570
    5.75% due 7/15/2018                                      805        853,179
    5.75% due 7/15/2019                                      850        900,872
-------------------------------------------------------------------------------
Utica, New York, IDA, Civic Facility Revenue Bonds:
    (Munson, Williams, Proctor Institute), 5.375%
    due 7/15/2020                                          1,000      1,056,580
    (Munson, Williams, Proctor Institute), 5.40%
    due 7/15/2030                                          1,210      1,222,802
    (Utica College Project), Series A, 5.75%
    due 8/01/2028                                          1,505      1,409,056
-------------------------------------------------------------------------------
Webster, New York, Central School District, GO,
Refunding, 5% due 6/15/2023 (h)                            1,000      1,030,570
-------------------------------------------------------------------------------
Westchester County, New York, IDA, Civic Facility
Revenue Bonds (Special Needs Facilities Pooled
Program), Series E-1, 4.90% due 7/01/2021                    350        310,712
-------------------------------------------------------------------------------
Westchester County, New York, IDA, Continuing Care
Retirement, Mortgage Revenue Bonds (Kendal on
Hudson Project), Series A, 6.50% due 1/01/2013 (a)         5,200      5,928,156
-------------------------------------------------------------------------------
Willsboro, New York, Central School District, GO,
Refunding (i):
    5.75% due 6/15/2026                                      655        689,630
    5.75% due 6/15/2027                                      690        726,480
    5.75% due 6/15/2028                                      730        765,733
    5.75% due 6/15/2029                                      770        803,711
-------------------------------------------------------------------------------
Yonkers, New York, IDA, Revenue Bonds (Sacred Heart
Associates, LP Project), AMT, Series A, 5%
due 10/01/2037 (j)                                         1,000        927,430
                                                                   ------------
                                                                    213,675,178

See Notes to Financial Statements.


10       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008

Schedule of Investments (concluded)  (Percentages shown are based on Net Assets)

                                                            Par
Municipal Bonds                                            (000)      Value
===============================================================================
Guam -- 1.1%
-------------------------------------------------------------------------------
Guam Economic Development and Commerce
Authority, Tobacco Settlement Asset Backed Revenue
Refunding Bonds, 5.625% due 6/01/2047                     $1,075   $  1,022,089
-------------------------------------------------------------------------------
Guam Government Waterworks Authority, Water and
Wastewater System, Revenue Refunding Bonds,
5.875% due 7/01/2035                                       2,000      1,879,860
                                                                   ------------
                                                                      2,901,949

===============================================================================
Puerto Rico -- 7.4%
-------------------------------------------------------------------------------
Children's Trust Fund Project of Puerto Rico, Tobacco
Settlement Revenue Refunding Bonds, 5.625%
due 5/15/2043                                              1,000        963,660
-------------------------------------------------------------------------------
Puerto Rico Commonwealth Aqueduct and Sewer
Authority, Senior Lien Revenue Bonds, Series A, 6%
due 7/01/2038                                              2,000      2,039,660
-------------------------------------------------------------------------------
Puerto Rico Commonwealth Infrastructure Financing
Authority, Special Tax and Capital Appreciation
Revenue Bonds, Series A (n):
    4.77% due 7/01/2042 (i)                                7,470        935,767
    4.77% due 7/01/2044 (e)                                1,100        122,485
-------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement, GO,
5.75% due 7/01/2010 (a)(c)                                 9,500     10,143,055
-------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Trust Receipts, Class R, Series 16 HH, 8.95%
due 7/01/2013 (g)(h)                                       1,000      1,157,880
-------------------------------------------------------------------------------
Puerto Rico Industrial, Medical and Environmental
Pollution Control Facilities Financing Authority,
Special Facilities Revenue Bonds (American Airlines
Inc.), Series A, 6.45% due 12/01/2025                      1,000        871,570
-------------------------------------------------------------------------------
Puerto Rico Industrial, Tourist, Educational, Medical
and Environmental Control Facilities Revenue Bonds:
    (Cogeneration Facility -- AES Puerto Rico Project),
    AMT, 6.625% due 6/01/2026                              1,420      1,464,986
    (University Plaza Project), Series A, 5%
    due 7/01/2033 (c)                                      1,000        987,210
-------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority, Government
Facilities Revenue Bonds, Series I, 5.25%
due 7/01/2014 (a)                                             55         60,977
                                                                   ------------
                                                                     18,747,250

===============================================================================
U.S. Virgin Islands -- 1.8%
-------------------------------------------------------------------------------
Virgin Islands Government Refinery Facilities,
Revenue Refunding Bonds (Hovensa Coker
Project), AMT, 6.50% due 7/01/2021                         4,500      4,596,840
-------------------------------------------------------------------------------
Total Municipal Bonds
(Cost -- $238,217,107) -- 94.8%                                     239,921,217
===============================================================================

===============================================================================
Short-Term Securities                                     Shares
===============================================================================
CMA New York Municipal Money Fund,
3.10% (o)(p)                                           6,344,614      6,344,614
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $6,344,614) -- 2.5%                                          6,344,614
===============================================================================
Total Investments (Cost -- $244,561,721*) -- 97.3%                  246,265,831

Other Assets Less Liabilities -- 2.7%                                 6,853,581
                                                                   ------------
Net Assets -- 100.0%                                               $253,119,412
                                                                   ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 244,371,622
                                                                  =============
      Gross unrealized appreciation ..........................    $   7,676,665
      Gross unrealized depreciation ..........................       (5,782,456)
                                                                  -------------
      Net unrealized appreciation ............................    $   1,894,209
                                                                  =============

(a) U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at premium to par.
(b) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(c)   MBIA Insured.
(d)   CIFG Insured.
(e)   AMBAC Insured.
(f)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(g) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(h)   FSA Insured.
(i)   FGIC Insured.
(j)   SONYMA Insured.
(k)   ACA Insured.
(l)   FHA Insured.
(m)   GNMA Collateralized.
(n) Represents a zero coupon; the interest rate shown reflects the effective yield at the time of purchase.
(o) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net        Dividend
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund                   5,239,729      $39,934
      --------------------------------------------------------------------------

(p)   Represents the current yield as of the report date.

See Notes to Financial Statements.


       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008     11

Statement of Assets and Liabilities

March 31, 2008 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (cost -- $238,217,107) ......................................................    $ 239,921,217
Investments at value -- affiliated (cost -- $6,344,614) ..........................................................        6,344,614
Cash .............................................................................................................           56,403
Interest receivable ..............................................................................................        3,968,395
Investments sold receivable ......................................................................................        3,468,075
Beneficial interest sold receivable ..............................................................................          561,921
Prepaid expenses and other assets ................................................................................           44,615
                                                                                                                      -------------
Total assets .....................................................................................................      254,365,240
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Income dividends payable .........................................................................................          877,947
Beneficial interest redeemed payable .............................................................................          142,284
Investment advisory fees payable .................................................................................          121,149
Service and distribution fees payable ............................................................................           41,273
Other affiliates payable .........................................................................................           32,088
Other accrued expenses payable ...................................................................................           31,087
                                                                                                                      -------------
Total liabilities ................................................................................................        1,245,828
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .......................................................................................................    $ 253,119,412
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized ..............    $     152,146
Investor A Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized .................          149,687
Investor A1 Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized ................        1,722,341
Investor BShares of beneficial interest, $0.10 par value, unlimited number of shares authorized ..................          189,648
Investor CShares of beneficial interest, $0.10 par value, unlimited number of shares authorized ..................           66,003
Investor C1Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized .................          138,522
Paid-in capital in excess of par .................................................................................      265,249,542
Undistributed net investment income ..............................................................................          622,431
Accumulated net realized loss ....................................................................................      (16,875,018)
Net unrealized appreciation/depreciation .........................................................................        1,704,110
                                                                                                                      -------------
Net Assets .......................................................................................................    $ 253,119,412
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $15,915,053 and 1,521,455 shares of beneficial interest outstanding ......    $       10.46
                                                                                                                      =============
Investor A -- Based on net assets of $15,670,254 and 1,496,870 shares of beneficial interest outstanding .........    $       10.47
                                                                                                                      =============
Investor A1 -- Based on net assets of $180,284,391 and 17,223,413 shares of beneficial interest outstanding ......    $       10.47
                                                                                                                      =============
Investor B -- Based on net assets of $19,844,946 and 1,896,481 shares of beneficial interest outstanding .........    $       10.46
                                                                                                                      =============
Investor C -- Based on net assets of $6,906,107 and 660,031 shares of beneficial interest outstanding ............    $       10.46
                                                                                                                      =============
Investor C1 -- Based on net assets of $14,498,661 and 1,385,219 shares of beneficial interest outstanding ........    $       10.47
                                                                                                                      =============

See Notes to Financial Statements.


12       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008

Statement of Operations

Six Months Ended March 31, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest ...........................................................................................................    $ 7,395,000
Dividends from affiliates ..........................................................................................         39,934
                                                                                                                        -----------
Total income .......................................................................................................      7,434,934
                                                                                                                        -----------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ................................................................................................        751,631
Service -- Investor A ..............................................................................................         18,468
Service -- Investor A1 .............................................................................................         99,355
Service and distribution -- Investor B .............................................................................         55,990
Service and distribution -- Investor C .............................................................................         28,909
Service and distribution -- Investor C1 ............................................................................         46,605
Accounting services ................................................................................................         53,761
Transfer agent -- Institutional ....................................................................................          3,153
Transfer agent -- Investor A .......................................................................................          3,381
Transfer agent -- Investor A1 ......................................................................................         46,981
Transfer agent -- Investor B .......................................................................................          5,674
Transfer agent -- Investor C .......................................................................................            963
Transfer agent -- Investor C1 ......................................................................................          3,006
Professional .......................................................................................................         28,011
Registration .......................................................................................................         27,821
Printing ...........................................................................................................         22,413
Trustees ...........................................................................................................         10,668
Custodian ..........................................................................................................         10,089
Miscellaneous ......................................................................................................         25,743
                                                                                                                        -----------
Total expenses excluding interest expense and fees .................................................................      1,242,622
Interest expense and fees 1 ........................................................................................        184,994
                                                                                                                        -----------
Total expenses .....................................................................................................      1,427,616
Less fees waived by advisor ........................................................................................         (7,741)
                                                                                                                        -----------
Total expenses after waiver ........................................................................................      1,419,875
                                                                                                                        -----------
Net investment income ..............................................................................................      6,015,059
                                                                                                                        -----------
===================================================================================================================================
Realized and Unrealized Loss
-----------------------------------------------------------------------------------------------------------------------------------
Net realized loss from:
    Investments ....................................................................................................         (4,841)
    Futures ........................................................................................................       (229,263)
                                                                                                                        -----------
                                                                                                                           (234,104)
                                                                                                                        -----------
Net change in unrealized appreciation/depreciation on:
    Investments ....................................................................................................     (9,396,131)
    Futures ........................................................................................................       (111,346)
                                                                                                                        -----------
                                                                                                                         (9,507,477)
                                                                                                                        -----------
Total net realized and unrealized loss .............................................................................     (9,741,581)
                                                                                                                        -----------
Net Decrease in Net Assets Resulting from Operations ...............................................................    $(3,726,522)
                                                                                                                        ===========

1     Related to tender option bond trusts.

See Notes to Financial Statements.


       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008     13

Statements of Changes in Net Assets

                                                                                                      Six Months
                                                                                                         Ended
                                                                                                       March 31,        Year Ended
                                                                                                         2008          September 30,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)          2007
====================================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................    $   6,015,059     $  12,167,863
Net realized gain (loss) .......................................................................         (234,104)        1,055,885
Net change in unrealized appreciation/depreciation .............................................       (9,507,477)       (7,711,447)
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from operations ................................       (3,726,522)        5,512,301
                                                                                                    -------------------------------
====================================================================================================================================
Dividends to Shareholders from
------------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ..............................................................................         (343,312)         (580,129)
    Investor A .................................................................................         (318,942)         (254,373)
    Investor A1 ................................................................................       (4,445,511)       (9,328,279)
    Investor B .................................................................................         (455,960)       (1,180,558)
    Investor C .................................................................................         (103,323)          (65,246)
    Investor C1 ................................................................................         (309,115)         (676,159)
                                                                                                    -------------------------------
Decrease in net assets resulting from dividends to shareholders ................................       (5,976,163)      (12,084,744)
                                                                                                    -------------------------------
====================================================================================================================================
Beneficial Interest Transactions
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from beneficial interest transactions .......................      (14,803,837)       (4,023,200)
                                                                                                    -------------------------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...................................................................      (24,506,522)      (10,595,643)
Beginning of period ............................................................................      277,625,934       288,221,577
                                                                                                    -------------------------------
End of period ..................................................................................    $ 253,119,412     $ 277,625,934
                                                                                                    ===============================
End of period undistributed net investment income ..............................................    $     622,431     $     583,535
                                                                                                    ===============================

See Notes to Financial Statements.


14       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008

Financial Highlights

                                                                                     Institutional
                                                      -----------------------------------------------------------------------------
                                                      Six Months
                                                        Ended
                                                       March 31,                        Year Ended September 30,
                                                         2008       ---------------------------------------------------------------
                                                      (Unaudited)     2007         2006          2005          2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............    $  10.84      $  11.10     $  11.05      $  11.03      $  11.23      $  11.46
                                                      -----------------------------------------------------------------------------
Net investment income 1 ..........................        0.25          0.49         0.51          0.54          0.54          0.55
Net realized and unrealized gain (loss) ..........       (0.39)        (0.26)        0.04          0.02         (0.20)        (0.23)
                                                      -----------------------------------------------------------------------------
Net increase (decrease) from investment operations       (0.14)         0.23         0.55          0.56          0.34          0.32
                                                      -----------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (0.24)        (0.49)       (0.50)        (0.54)        (0.54)        (0.55)
    Net realized gains ...........................          --            --           --            --            -- 2          --
                                                      -----------------------------------------------------------------------------
Total dividends and distributions ................       (0.24)        (0.49)       (0.50)        (0.54)        (0.54)        (0.55)
                                                      -----------------------------------------------------------------------------
Net asset value, end of period ...................    $  10.46      $  10.84     $  11.10      $  11.05      $  11.03      $  11.23
                                                      =============================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................       (1.27%) 4      2.12%        5.19%         5.15%         3.15%         2.89%
                                                      =============================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver and excluding
  interest expense and fees ......................        0.71% 5       0.73%        0.74%         0.74%         0.74%         0.74%
                                                      =============================================================================
Total expenses, after waiver .....................        0.85% 5       0.85%        0.90%         0.89%         0.82%         0.83%
                                                      =============================================================================
Total expenses ...................................        0.86% 5       0.85%        0.90%         0.89%         0.83%         0.83%
                                                      =============================================================================
Net investment income ............................        4.58% 5       4.51%        4.64%         4.89%         4.90%         4.92%
                                                      =============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................    $ 15,915      $ 14,927     $ 10,995      $ 10,593      $ 10,332      $ 10,275
                                                      =============================================================================
Portfolio turnover ...............................           9%           19%          46%           24%           20%           49%
                                                      =============================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5     Annualized.

See Notes to Financial Statements.


       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008     15

                                                                                                                 Investor A
                                                                                                       ---------------------------
                                                                                                       Six Months
                                                                                                          Ended          Period
                                                                                                        March 31,     Oct. 2, 2006 1
                                                                                                          2008        to Sept. 30,
                                                                                                       (Unaudited)        2007
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...............................................................   $    10.85      $    11.10
                                                                                                       ---------------------------
Net investment income 2 ............................................................................         0.20            0.46
Net realized and unrealized loss ...................................................................        (0.35)          (0.25)
                                                                                                       ---------------------------
Net increase (decrease) from investment operations .................................................        (0.15)           0.21
                                                                                                       ---------------------------
Dividends from net investment income ...............................................................        (0.23)          (0.46)
                                                                                                       ---------------------------
Net asset value, end of period .....................................................................   $    10.47      $    10.85
                                                                                                       ===========================
==================================================================================================================================
Total Investment Return 3
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...........................................................................        (1.39%) 4        1.93% 4
                                                                                                       ===========================
==================================================================================================================================
Ratios to Average Net Assets 5
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver and excluding interest expense and fees ...............................         0.97%           0.99%
                                                                                                       ===========================
Total expenses, after waiver .......................................................................         1.10%           1.10%
                                                                                                       ===========================
Total expenses .....................................................................................         1.11%           1.10%
                                                                                                       ===========================
Net investment income ..............................................................................         4.33%           4.27%
                                                                                                       ===========================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ....................................................................   $   15,670      $   11,964
                                                                                                       ===========================
Portfolio turnover .................................................................................            9%             19%
                                                                                                       ===========================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5     Annualized.

See Notes to Financial Statements.


16       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008

                                                                                      Investor A1
                                                      -----------------------------------------------------------------------------
                                                      Six Months
                                                        Ended
                                                       March 31,                        Year Ended September 30,
                                                         2008       ---------------------------------------------------------------
                                                      (Unaudited)     2007         2006          2005          2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............    $  10.85      $  11.10     $  11.05      $  11.03      $  11.23      $  11.45
                                                      -----------------------------------------------------------------------------
Net investment income 1 ..........................        0.24          0.49         0.50          0.53          0.53          0.54
Net realized and unrealized gain (loss) ..........       (0.38)        (0.26)        0.04          0.02         (0.20)        (0.22)
                                                      -----------------------------------------------------------------------------
Net increase (decrease) from investment operations       (0.14)         0.23         0.54          0.55          0.33          0.32
                                                      -----------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (0.24)        (0.48)       (0.49)        (0.53)        (0.53)        (0.54)
    Net realized gains ...........................          --            --           --            --            -- 2          --
                                                      -----------------------------------------------------------------------------
Total dividends and distributions ................       (0.24)        (0.48)       (0.49)        (0.53)        (0.53)        (0.54)
                                                      -----------------------------------------------------------------------------
Net asset value, end of period ...................    $  10.47      $  10.85     $  11.10      $  11.05      $  11.03      $  11.23
                                                      =============================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................       (1.32%) 4      2.11%        5.08%         5.05%         3.05%         2.89%
                                                      =============================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver and excluding
  interest expense and fees ......................        0.82% 5       0.83%        0.84%         0.84%         0.84%         0.84%
                                                      =============================================================================
Total expenses, after waiver .....................        0.95% 5       0.95%        0.99%         0.99%         0.92%         0.93%
                                                      =============================================================================
Total expenses ...................................        0.96% 5       0.95%        1.00%         0.99%         0.93%         0.93%
                                                      =============================================================================
Net investment income ............................        4.47% 5       4.40%        4.52%         4.79%         4.79%         4.83%
                                                      =============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................    $180,284      $204,497     $223,322      $141,319      $145,532      $150,395
                                                      =============================================================================
Portfolio turnover ...............................           9%           19%          46%           24%           20%           49%
                                                      =============================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5     Annualized.

See Notes to Financial Statements.


       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008     17

                                                                                        Investor B
                                                      -----------------------------------------------------------------------------
                                                      Six Months
                                                        Ended
                                                       March 31,                        Year Ended September 30,
                                                         2008       ---------------------------------------------------------------
                                                      (Unaudited)     2007         2006          2005          2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............    $  10.84      $  11.10     $  11.06      $  11.04      $  11.23      $  11.46
                                                      -----------------------------------------------------------------------------
Net investment income 1 ..........................        0.22          0.44         0.45          0.49          0.49          0.50
Net realized and unrealized gain (loss) ..........       (0.38)        (0.26)        0.04          0.01         (0.20)        (0.24)
                                                      -----------------------------------------------------------------------------
Net increase (decrease) from investment operations       (0.16)         0.18         0.49          0.50          0.29          0.26
                                                      -----------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (0.22)        (0.44)       (0.45)        (0.48)        (0.48)        (0.49)
    Net realized gains ...........................          --            --           --            --            -- 2          --
                                                      -----------------------------------------------------------------------------
Total dividends and distributions ................       (0.22)        (0.44)       (0.45)        (0.48)        (0.48)        (0.49)
                                                      -----------------------------------------------------------------------------
Net asset value, end of period ...................    $  10.46      $  10.84     $  11.10      $  11.06      $  11.04      $  11.23
                                                      =============================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................       (1.52%) 4      1.60%        4.56%         4.62%         2.72%         2.38%
                                                      =============================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver and excluding
  interest expense ...............................        1.22% 5       1.24%        1.25%         1.25%         1.25%         1.25%
                                                      =============================================================================
Total expenses, after waiver .....................        1.35% 5       1.36%        1.41%         1.40%         1.33%         1.33%
                                                      =============================================================================
Total expenses ...................................        1.36% 5       1.36%        1.41%         1.40%         1.33%         1.34%
                                                      =============================================================================
Net investment income ............................        4.07% 5       3.99%        4.14%         4.38%         4.39%         4.41%
                                                      =============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................    $ 19,845      $ 25,264     $ 34,921      $ 45,506      $ 57,409      $ 78,510
                                                      =============================================================================
Portfolio turnover ...............................           9%           19%          46%           24%           20%           49%
                                                      =============================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5     Annualized.

See Notes to Financial Statements.


18       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008

                                                                                                                Investor C
                                                                                                       ---------------------------
                                                                                                       Six Months
                                                                                                          Ended          Period
                                                                                                        March 31,     Oct. 2, 2006 1
                                                                                                          2008        to Sept. 30,
                                                                                                       (Unaudited)        2007
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...............................................................   $    10.84      $    11.10
                                                                                                       ---------------------------
Net investment income 2 ............................................................................         0.16            0.37
Net realized and unrealized loss ...................................................................        (0.35)          (0.25)
                                                                                                       ---------------------------
Net increase (decrease) from investment operations .................................................        (0.19)           0.12
                                                                                                       ---------------------------
Dividends from net investment income ...............................................................        (0.19)          (0.38)
                                                                                                       ---------------------------
Net asset value, end of period .....................................................................   $    10.46      $    10.84
                                                                                                       ===========================
==================================================================================================================================
Total Investment Return 3
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...........................................................................        (1.76%) 4        1.08% 4
                                                                                                       ===========================
==================================================================================================================================
Ratios to Average Net Assets 5
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver and excluding interest expense ........................................         1.70%           1.74%
                                                                                                       ===========================
Total expenses, after waiver .......................................................................         1.84%           1.85%
                                                                                                       ===========================
Total expenses .....................................................................................         1.84%           1.85%
                                                                                                       ===========================
Net investment income ..............................................................................         3.59%           3.52%
                                                                                                       ===========================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ....................................................................   $    6,906      $    4,611
                                                                                                       ===========================
Portfolio turnover .................................................................................            9%             19%
                                                                                                       ===========================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5     Annualized.

See Notes to Financial Statements.


       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008     19

Financial Highlights (concluded)

                                                                                       Investor C1
                                                      -----------------------------------------------------------------------------
                                                      Six Months
                                                        Ended
                                                       March 31,                        Year Ended September 30,
                                                         2008       ---------------------------------------------------------------
                                                      (Unaudited)     2007         2006          2005          2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............    $  10.85      $  11.10     $  11.06      $  11.04      $  11.24      $  11.46
                                                      -----------------------------------------------------------------------------
Net investment income 1 ..........................        0.22          0.43         0.44          0.48          0.48          0.48
Net realized and unrealized gain (loss) ..........       (0.39)        (0.25)        0.04          0.01         (0.21)        (0.22)
                                                      -----------------------------------------------------------------------------
Net increase (decrease) from investment operations       (0.17)         0.18         0.48          0.49          0.27          0.26
                                                      -----------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (0.21)        (0.43)       (0.44)        (0.47)        (0.47)        (0.48)
    Net realized gains ...........................          --            --           --            --            -- 2          --
                                                      -----------------------------------------------------------------------------
Total dividends and distributions ................       (0.21)        (0.43)       (0.44)        (0.47)        (0.47)        (0.48)
                                                      -----------------------------------------------------------------------------
Net asset value, end of period ...................    $  10.47      $  10.85     $  11.10      $  11.06      $  11.04      $  11.24
                                                      =============================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................       (1.56%) 4      1.61%        4.46%         4.52%         2.53%         2.38%
                                                      =============================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver and excluding
  interest expense and fees ......................        1.31% 5       1.33%        1.35%         1.35%         1.35%         1.34%
                                                      =============================================================================
Total expenses, after waiver .....................        1.44% 5       1.45%        1.50%         1.50%         1.43%         1.43%
                                                      =============================================================================
Total expenses ...................................        1.45% 5       1.45%        1.51%         1.50%         1.43%         1.44%
                                                      =============================================================================
Net investment income ............................        3.98% 5       3.91%        4.03%         4.28%         4.29%         4.32%
                                                      =============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................    $ 14,499      $ 16,364     $ 18,984      $ 17,080      $ 17,309      $ 16,729
                                                      =============================================================================
Portfolio turnover ...............................           9%           19%          46%           24%           20%           49%
                                                      =============================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5     Annualized.

See Notes to Financial Statements.


20       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock New York Municipal Bond Fund (the "Fund") of BlackRock Multi-State Municipal Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor A1 Shares are generally sold with a front-end sales charge. Shares of Investor B, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor A1, Investor B, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A1 distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a "when-issued" basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the Trust's Board of Trustees (the "Board"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, pricing matrixes, market transactions in comparable investments and various relationships between investments. Short-term securities may be valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets the investment advisor and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or the sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Fund invests in leveraged residual certificates ("TOB Residuals") issued by tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which the Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. The Fund's transfer of the municipal securities to a TOB is accounted for as a financing transaction, therefore the municipal securities deposited into a TOB, if any, are presented in the Fund's Schedule of Investments and the proceeds, if any, from the transaction are reported as a liability for trust certificates of the Fund. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. The Fund did not hold any TOBs as of March 31, 2008. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund's investment in TOB Residuals likely will adversely affect the Fund's net investment income and dividends to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund's net asset value per share.

While the Fund's investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Fund to borrow money for purposes of making investments. The Fund's Advisor believes that the Fund's restrictions on borrowings do not apply to the liability for trust certificates reflected as a result of the Fund's investments in TOB Residuals.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. The Fund amortizes all premiums and discounts on debt securities. Income and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets.


       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008     21

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective March 31, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 did not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended September 30, 2004 through September 30, 2006. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or classes are charged to the Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.55% of the Fund's average daily net assets not exceeding $500 million; 0.525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion.

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor. For the six months ended March 31, 2008, the Fund reimbursed the Advisor $2,491 for certain accounting services, which is included in accounting services expenses in the Statement of Operations.

The Advisor has agreed to waive its advisory fee by the amount of advisory fees the Fund pays to the Advisor indirectly through its investment in affiliated money market funds. This amount is shown on the Statement of Operations as fees waived by advisor.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.


22       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                        Service     Distribution
                                                          Fee            Fee
--------------------------------------------------------------------------------
Investor A .......................................       0.25%             --
Investor A1 ......................................       0.10%             --
Investor B .......................................       0.25%           0.25%
Investor C .......................................       0.25%           0.75%
Investor C1 ......................................       0.25%           0.35%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor A1, Investor B, Investor C and Investor C1 shareholders. The ongoing distribution fee compensates the Distributor and the broker-dealers for providing distribution related services to Investor B, Investor C and Investor C1 shareholders.

For the six months ended March 31, 2008, the Distributor earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A Shares, which totaled $37,724. For the six months ended March 31, 2008, affiliates received contingent deferred sales charges of $14,807, $7,846, $835 and $92 relating to transactions in Investor A, Investor B, Investor C and Investor C1 Shares, respectively.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended March 31, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                     Call Center
                                                                        Fees
--------------------------------------------------------------------------------
Institutional .................................................        $   66
Investor A ....................................................        $  113
Investor A1 ...................................................        $1,959
Investor B ....................................................        $  195
Investor C ....................................................        $   34
Investor C1 ...................................................        $   98
--------------------------------------------------------------------------------

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money-laundering services, and customer identification services.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2008 were $25,894,046 and $64,538,786, respectively.

4. Beneficial Interest Transactions:

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Six Months
Ended March 31, 2008                                   Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         338,587     $  3,622,048
Shares issued to shareholders in reinvestment
  of dividends ...............................          13,179          140,326
                                                    ---------------------------
Total issued .................................         351,766        3,762,374
Shares redeemed ..............................        (207,195)      (2,225,586)
                                                    ---------------------------
Net increase .................................         144,571     $  1,536,788
                                                    ===========================

-------------------------------------------------------------------------------
Institutional Shares for the Year
Ended September 30, 2007                               Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         563,362     $  6,200,599
Shares issued to shareholders in reinvestment
  of dividends ...............................          22,248          244,891
                                                    ---------------------------
Total issued .................................         585,610        6,445,490
Shares redeemed ..............................        (199,561)      (2,176,094)
                                                    ---------------------------
Net increase .................................         386,049     $  4,269,396
                                                    ===========================

-------------------------------------------------------------------------------
Investor A Shares for the Six Months
Ended March 31, 2008                                   Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         934,229     $ 10,052,272
Shares issued to shareholders in reinvestment
  of dividends ...............................          17,020          181,218
                                                    ---------------------------
Total issued .................................         951,249       10,233,490
Shares redeemed ..............................        (557,066)      (5,925,765)
                                                    ---------------------------
Net increase .................................         394,183     $  4,307,725
                                                    ===========================


       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008     23

-------------------------------------------------------------------------------
Investor A Shares for the Period
October 2, 2006+ to September 30, 2007                 Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................       1,159,552     $ 12,798,513
Shares issued to shareholders in reinvestment
  of dividends ...............................          11,371          124,414
                                                    ---------------------------
Total issued .................................       1,170,923       12,922,927
Shares redeemed ..............................         (68,236)        (742,952)
                                                    ---------------------------
Net increase .................................       1,102,687     $ 12,179,975
                                                    ===========================
  + Commencement of operations.

-------------------------------------------------------------------------------
Investor A1 Shares for the Six Months
Ended March 31, 2008                                   Shares         Amount
-------------------------------------------------------------------------------
Shares sold and automatic conversion of shares         200,553     $  2,151,409
Shares issued to shareholders in reinvestment
  of dividends ...............................         241,587        2,574,339
                                                    ---------------------------
Total issued .................................         442,140        4,725,748
Shares redeemed ..............................      (2,069,139)     (21,934,624)
                                                    ---------------------------
Net decrease .................................      (1,626,999)    $(17,208,876)
                                                    ===========================

-------------------------------------------------------------------------------
Investor A1 Shares for the Year
Ended September 30, 2007                               Shares         Amount
-------------------------------------------------------------------------------
Shares sold and automatic conversion of shares         493,948     $  5,431,046
Shares issued to shareholders in reinvestment
  of dividends ...............................         501,703        5,534,705
                                                    ---------------------------
Total issued .................................         995,651       10,965,751
Shares redeemed ..............................      (2,256,844)     (24,905,480)
                                                    ---------------------------
Net decrease .................................      (1,261,193)    $(13,939,729)
                                                    ===========================

-------------------------------------------------------------------------------
Investor B Shares for the Six Months
Ended March 31, 2008                                   Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................          29,474     $    318,568
Shares issued to shareholders in reinvestment
  of dividends ...............................          19,063          203,267
                                                    ---------------------------
Total issued .................................          48,537          521,835
Shares redeemed and automatic conversion
  of shares ..................................        (481,711)      (5,164,417)
                                                    ---------------------------
Net decrease .................................        (433,174)    $ (4,642,582)
                                                    ===========================

-------------------------------------------------------------------------------
Investor B Shares for the Year
Ended September 30, 2007                               Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................          62,337     $    688,504
Shares issued to shareholders in reinvestment
  of dividends ...............................          53,584          591,518
                                                    ---------------------------
Total issued .................................         115,921        1,280,022
Shares redeemed and automatic conversion
  of shares ..................................        (932,308)     (10,266,350)
                                                    ---------------------------
Net decrease .................................        (816,387)    $ (8,986,328)
                                                    ===========================

-------------------------------------------------------------------------------
Investor C Shares for the Six Months
Ended March 31, 2008                                   Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         269,872     $  2,900,031
Shares issued to shareholders in reinvestment
  of dividends ...............................           7,733           82,177
                                                    ---------------------------
Total issued .................................         277,605        2,982,208
Shares redeemed ..............................         (42,744)        (458,451)
                                                    ---------------------------
Net increase .................................         234,861     $  2,523,757
                                                    ===========================

-------------------------------------------------------------------------------
Investor C Shares for the Period
October 2, 2006+ to September 30, 2007                 Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         426,707     $  4,696,020
Shares issued to shareholders in reinvestment
  of dividends ...............................           4,448           48,645
                                                    ---------------------------
Total issued .................................         431,155        4,744,665
Shares redeemed ..............................          (5,985)         (65,594)
                                                    ---------------------------
Net increase .................................         425,170     $  4,679,071
                                                    ===========================
+     Commencement of operations.

-------------------------------------------------------------------------------
Investor C1 Shares for the Six Months
Ended March 31, 2008                                   Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................              26     $        269
Shares issued to shareholders in reinvestment
  of dividends ...............................          18,748          199,826
                                                    ---------------------------
Total issued .................................          18,774          200,095
Shares redeemed ..............................        (142,111)      (1,520,744)
                                                    ---------------------------
Net decrease .................................        (123,337)    $ (1,320,649)
                                                    ===========================

-------------------------------------------------------------------------------
Investor C1 Shares for the Year
Ended September 30, 2007                               Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................             128     $      1,415
Shares issued to shareholders in reinvestment
  of dividends ...............................          39,561          436,364
                                                    ---------------------------
Total issued .................................          39,689          437,779
Shares redeemed ..............................        (240,915)      (2,663,364)
                                                    ---------------------------
Net decrease .................................        (201,226)    $ (2,225,585)
                                                    ===========================


24       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of 0.06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended March 31, 2008.

6. Capital Loss Carryforward:

As of September 30, 2007, the Fund had a capital loss carryforward of $16,070,758, of which $7,135,551 expires in 2009 and $8,935,207 expires in 2013.
This amount will be available to offset future realized capital gains.


       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008     25

Officers and Trustees

James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Trust President and Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
Robert M. Hernandez, Trustee
John F. O'Brien, Trustee
Roberta Cooper Ramo, Trustee
Jean Margo Reid, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Richard R. West, Trustee
Donald C. Burke, Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Custodian

State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent

PFPC Inc.
Wilmington DE, 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019


26       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock website at http://www.blackrock.com/edelivery
2)    Click on the applicable link and follow the steps to sign up
3)    Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008     27

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund votes proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.


28       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008     29

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Fund Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


30       BLACKROCK NEW YORK MUNICIPAL BOND FUND              MARCH 31, 2008

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #10344-3/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Multi-State Municipal Series Trust

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Multi-State Municipal Series Trust

Date: May 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Multi-State Municipal Series Trust

Date: May 22, 2008